UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Private Harbour Investment Management & Counsel, LLC
             29525 Chagrin Blvd.
             Suite 110
             Pepper Pike, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 292-5700
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Pepper Pike, OH    March 31, 2010
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    74
Form 13F Information Table Value Total:    $99,577
List of Other Included Managers:
No.  13F File Number      Name

						     Item 6:				     Item 8:
Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	               Investment Discretion			Item 7:	                Voting Authority
        Name of Issuer	Title of Class	CUSIP	Fair Market	 Shares or		 (b) Shared-		Managers		   (Shares)
		   Number	Value	 Principal	 (a) Sole	 As Defined	 (c) Shared-	See Instr. V	 (a) Sole	 (b) Shared	(c) None
				  Amount		  in Instr. V	       Other
3M Co.	Common	88579Y101	"1,965.2 "	"23,516 "	"23,516 "					"23,516 "
Abbott Laboratories	Common	002824100	"1,721.6 "	"32,680 "	"32,680 "					"32,680 "
Aberdeen Asia-Paciific Income Fd	Common	003009107	"3,101.1 "	"475,629 "	"475,629 "					"475,629 "
Aberdeen Global Income Fd	Common	003013109	"1,858.7 "	"157,246 "	"157,246 "					"157,246 "
Aecom Technology Corp.	Common	00766T100	"1,393.6 "	"49,124 "	"49,124 "					"49,124 "
Altria Group Inc. 	Common	022095103	"1,541.5 "	"75,123 "	"75,123 "					"75,123 "
AT&T Inc.	Common	00206R102	"1,970.7 "	"76,267 "	"76,267 "					"76,267 "
"Atlas Pipeline Partners, L.P."	Unit L.P. Int.	049392103	980.8 	"70,460 "	"70,460 "					"70,460 "
Automatic Data Processing	Common	053015103	"1,739.3 "	"39,111 "	"39,111 "					"39,111 "
Berkshire Hathaway Inc.CL B	CL B New	084670702	308.8 	"3,800 "	"3,800 "					"3,800 "
BP PLC - Spon ADR	Common	055622104	"1,984.1 "	"34,766 "	"34,766 "					"34,766 "
Cedar Fair	Dep. Unit	150185106	376.9 	"31,570 "	"31,570 "					"31,570 "
Chesapeake Energy Corp.	Common	165167107	"1,519.0 "	"64,255 "	"64,255 "					"64,255 "
Chevron Corp	Common	166764100	227.7 	"3,003 "	"3,003 "					"3,003 "
Cisco Systems	Common	17275R102	"1,753.4 "	"67,362 "	"67,362 "					"67,362 "
CitiGroup Inc.	Common	172967101	81.2 	"20,050 "	"20,050 "					"20,050 "
ConocoPhillips	Common	20825C104	493.2 	"9,638 "	"9,638 "					"9,638 "
Dover Corp.	Common	260003108	"1,110.2 "	"23,747 "	"23,747 "					"23,747 "
Dow Chemical	Common	260543103	813.8 	"27,520 "	"27,520 "					"27,520 "
Duke Energy Corp.	Common	264399106	"1,725.0 "	"105,696 "	"105,696 "					"105,696 "
Ecolab Inc.	Common	278865100	328.7 	"7,480 "	"7,480 "					"7,480 "
"Energy Transfer Partners, L.P."	Unit Ltd Partn	29273R109	719.1 	"15,346 "	"15,346 "					"15,346 "
Enterprise Products Part. L.P.	Common	293792107	"1,681.9 "	"48,638 "	"48,638 "					"48,638 "
Exelon Corp.	Common	30161N101	"1,695.8 "	"38,709 "	"38,709 "					"38,709 "
Expeditors Int'l Wash.	Common	302130109	594.9 	"16,112 "	"16,112 "					"16,112 "
Exxon Mobil Corp.	Common	30231G102	"2,556.3 "	"38,166 "	"38,166 "					"38,166 "
First Potomac Realty Trust	Common	33610F109	"1,790.1 "	"119,100 "	"119,100 "					"119,100 "
Genzyme	Common	372917104	"1,096.2 "	"21,149 "	"21,149 "					"21,149 "
Gilead Sciences Inc.	Common	375558103	"1,651.3 "	"36,316 "	"36,316 "					"36,316 "
Google Inc.	CL A	38269P508	"1,248.8 "	"2,202 "	"2,202 "					"2,202 "
Hewlett-Parkard	Common	428236103	308.0 	"5,795 "	"5,795 "					"5,795 "
HSBC Holdings PLC-Spon ADR	Sponsored ADR	404280406	804.4 	"15,869 "	"15,869 "					"15,869 "
IBM	Common	459200101	"2,865.9 "	"22,346 "	"22,346 "					"22,346 "
Intel	Common	458140100	"1,662.2 "	"74,570 "	"74,570 "					"74,570 "
Ishares Trust Index	Barclys Tips Bd	464287176	"1,829.1 "	"17,604 "	"17,604 "					"17,604 "
Ishares Comex Gold Trust	Ishares	464285105	890.8 	"8,170 "	"8,170 "					"8,170 "
Ishares Silver Trust	Ishares	46428Q109	"1,039.7 "	"60,662 "	"60,662 "					"60,662 "
Johnson & Johnson	Common	478160104	"2,048.7 "	"31,422 "	"9,116 "					"31,422 "
K-Sea Transn Partners LP	Common	48268Y101	471.2 	"52,530 "	"52,530 "					"52,530 "
Kinder Morgan Energy Partner	UT Ltd Partner	494550106	"2,312.4 "	"35,346 "	"35,346 "					"35,346 "
Market Vectors ETF Tr	Gold Miner ETF	57060U100	"1,132.8 "	"25,507 "	"25,507 "					"25,507 "
Market Vectors ETF Tr	Junior Gold Miner ETF	57060U589	899.9 	"34,987 "	"34,987 "					"34,987 "
Maxim Integrated Product	Common	57772K101	716.0 	"36,927 "	"36,927 "					"36,927 "
McDonald's	Common	580135101	"2,814.9 "	"42,190 "	"42,190 "					"42,190 "
Medtronic Inc.	Common	585055106	"1,879.3 "	"41,735 "	"41,735 "					"41,735 "
MFS Multimarket Inc. Trust	Sh Ben Int	552737108	345.1 	"51,900 "	"51,900 "					"51,900 "
Microsoft	Common	594918104	"2,336.7 "	"79,783 "	"79,783 "					"79,783 "
Monsanto Co.	Common	61166W101	"1,461.7 "	"20,466 "	"20,466 "					"20,466 "
Neogen	Common	640491106	"1,073.7 "	"42,776 "	"42,776 "					"42,776 "
Newmont Mining Corp.	Common	651639106	"1,038.7 "	"20,394 "	"20,394 "					"20,394 "
Novartis AG-ADR	Sponsored ADR	66987V109	"2,094.2 "	"38,710 "	"38,710 "					"38,710 "
Nuveen Quality Income Mun Fund	Common	670977107	"1,001.1 "	"70,500 "	"70,500 "					"70,500 "
Omnicom Group Inc.	Common	681919106	351.3 	"9,053 "	"9,053 "					"9,053 "
Penn Virginia Resource Ptnr.	Common	707884102	906.6 	"38,659 "	"38,659 "					"38,659 "
Pepsico Inc.	Common	713448108	"2,193.3 "	"33,152 "	"33,152 "					"33,152 "
"Pfizer, Inc."	Common	717081103	178.3 	"10,395 "	"10,395 "					"10,395 "
Powershares ETF Trust	Wndrhll Cln En	73925X500	330.3 	"33,162 "	"33,162 "					"33,162 "
Procter & Gamble	Common	742718109	"3,075.6 "	"48,611 "	"48,611 "					"48,611 "
"Resmed, Inc."	Common	761152107	803.6 	"12,625 "	"12,625 "					"12,625 "
Schlumberger	Common	806857108	"1,106.1 "	"17,430 "	"17,430 "					"17,430 "
SPDR Gold Trust Series I	Units Ser. I	78462F103	"4,224.9 "	"38,778 "	"38,778 "					"38,778 "
"Symyx Technologies, Inc."	Common	87155S108	202.4 	"45,075 "	"45,075 "					"45,075 "
Templeton Global Inc.Fund	Common	880198106	416.0 	"41,437 "	"41,437 "					"41,437 "
Teva Pharmaceuticals	ADR	881624209	"1,952.0 "	"30,945 "	"30,945 "					"30,945 "
Timken Co.	Common	887389104	255.1 	"8,500 "	"8,500 "					"8,500 "
"TJX Companies, Inc."	Common	872540109	"2,355.7 "	"55,402 "	"55,402 "					"55,402 "
Transocean Inc.	Reg Shs	H8817H100	655.6 	"7,590 "	"7,590 "					"7,590 "
Unilever N.V. NY Shares	NY Shs New	904784709	"1,812.9 "	"60,110 "	"60,110 "					"60,110 "
Vanguard Bd Index Fund Inc.	Total Bnd Mrkt	921937835	298.8 	"3,773 "	"3,773 "					"3,773 "
Wal-Mart Stores Inc.	Common	931142103	"1,613.5 "	"29,019 "	"29,019 "					"29,019 "
Walgreen	Common	931422109	"2,048.2 "	"55,223 "	"55,223 "					"55,223 "
"Waste Management, Inc."	Common	94106L109	"2,044.0 "	"59,368 "	"59,368 "					"59,368 "
Western Union Company	Common	959802109	448.3 	"26,434 "	"26,434 "					"26,434 "
Wisdomtree Trust	Chinese Yuan ETF	97717W182	"1,250.0 "	"49,702 "	"49,702 "					"49,702 "

13F REPORT  1ST Q 2010		GRAND TOTAL	"99,577.8 "

